GOODWILL (Details1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill	$ 7,351	$ 8,419
Gross carrying amount [member]
Goodwill	16,004	17,985	$ 16,626
Gross carrying amount [member] | Parcel Service [Member]
Goodwill	239	277
Island Trading and Shipping [Member] | Gross carrying amount [member]
Goodwill	3,064	3,064
Unicorn Tankers, a division of Grindrod Shipping (South Africa) Pty Ltd [Member] | Gross carrying amount [member]
Goodwill	12,097	14,040
Unicorn Tankers International [Member] | Gross carrying amount [member]
Goodwill	$ 604	$ 604